Income Taxes - Expense for Income Tax Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Current income tax expense	€ (169)	€ (556)	€ (46)
Current income tax expense related to prior years	495	(143)
Current taxes	326	(699)	(46)
Deferred tax expense		(10)
Income tax benefits / (expense	€ 326	€ (709)	€ (46)